Segment Reporting	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Segment Reporting [Abstract]
Segment Reporting

15. Segment Reporting

The Company has three reportable segments consisting of Ben Liquidity, Ben Custody and Customer ExAlt Trusts. As additional products and services are offered in the future, we expect to have additional reportable segments, including Ben Insurance Services and Ben Markets.

As the central operating hub of the company, Ben Liquidity is responsible for offering Ben’s fiduciary alternative asset liquidity and financing products through AltAccess. Ben Custody delivers products that address the administrative and regulatory burden of holding alternative assets by offering full service bespoke custody and trust administration services, and specialized document custodian services to Customers. Certain of Ben’s operating subsidiary products and services involve or are offered to certain of the Customer ExAlt Trusts. Certain of the Customer ExAlt Trusts hold interests in alternative assets and therefore recognize changes in such assets’ net asset value in earnings. Certain other Customer ExAlt Trusts pay interest on the ExAlt Loans to Ben Liquidity and transaction fees to Ben Liquidity and Ben Custody in connection with the liquidity transactions, and pay fees to Ben Custody for providing full-service trust administration services to the trustees of the Customer ExAlt Trusts. The amounts paid to Ben Liquidity and Ben Custody are eliminated solely for financial reporting purposes in our consolidated financial statements but directly impact the allocation of income (loss) to Ben’s and BCH’s equity holders.

The Corporate & Other category includes the following items, among others:

●	Equity-based compensation;

●	Gains (losses) on changes in the fair value of interests in the GWG Wind Down Trust held by Ben and warrants accounted for at fair value issued by Ben;

●	Interest expense incurred on the corporate related debt transactions; and

●	Operations of Ben Insurance Services and Ben Markets that are not considered reportable segments as they do not meet the quantitative criteria to be separately reported.

The Corporate & Other category also consists of unallocated corporate overhead and administrative costs.

These segments are differentiated by the products and services they offer as well as by the information used by the Company’s chief operating decision maker (“CODM”) to determine allocation of resources and assess performance. Our chief executive officer is the CODM. Operating income (loss) is the measure of profitability used by management to assess the performance of its segments and allocate resources. Performance is measured by the Company’s CODM on an unconsolidated basis because management makes operating decisions and assesses the performance of each of the Company’s business segments based on financial and operating metrics and data that exclude the effects of consolidation of any of the Customer ExAlt Trusts.

The following tables include the results of each of the Company’s reportable segments reconciled to the consolidated financial statements (in thousands):

	Three Months Ended September 30, 2025
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment income (loss), net	$—	$—	$(3,162)	$—	$—	$(3,162)
Gain (loss) on financial instruments, net	—	—	379	(168)	—	211
Interest and dividend income	—	—	—	10	—	10
Trust services and administration revenues	—	178	—	—	—	178
Other income	—	—	—	—	—	—

Intersegment revenues
Interest income	8,497	—	—	—	(8,497)	—
Trust services and administration revenues	—	2,903	—	—	(2,903)	—
Total revenues	8,497	3,081	(2,783)	(158)	(11,400)	(2,763)

External expenses
Employee compensation and benefits	248	499	—	1,682	—	2,429
Interest expense	3,169	—	—	1,729	—	4,898
Professional services	196	109	622	4,404	—	5,331
Other expenses	209	181	471	1,582	—	2,443

Intersegment expenses
Interest expense	—	—	37,853	—	(37,853)	—
Provision for credit losses	5,496	—	—	—	(5,496)	—
Other expenses	—	—	2,903	—	(2,903)	—
Total expenses	9,318	789	41,849	9,397	(46,252)	15,101

Operating income (loss)	$(821)	$2,292	$(44,632)	$(9,555)	$34,852	$(17,864)

	Three Months Ended September 30, 2024
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment income (loss), net	$—	$—	$8,541	$—	$—	$8,541
Gain (loss) on financial instruments, net	—	—	571	(750)	—	(179)
Interest and dividend income	—	—	—	12	—	12
Trust services and administration revenues	—	187	—	—	—	187

Intersegment revenues
Interest income	11,978	—	—	—	(11,978)	—
Trust services and administration revenues	—	5,199	—	—	(5,199)	—
Total revenues	11,978	5,386	9,112	(738)	(17,177)	8,561

External expenses
Employee compensation and benefits	361	542	—	6,232	—	7,135
Interest expense	3,163	—	—	1,157	—	4,320
Professional services	395	30	545	6,287	—	7,257
Provision for credit losses	—	—	476	—	—	476
Loss on impairment of goodwill	—	298	—	—	—	298
Other expenses	402	187	189	2,012	—	2,790

Intersegment expenses
Interest expense	—	—	36,049	—	(36,049)	—
Provision for credit losses	4,752	—	—	—	(4,752)	—
Other expenses	—	—	3,402	—	(3,402)	—
Total expenses	9,073	1,057	40,661	15,688	(44,203)	22,276

Operating income (loss)	$2,905	$4,329	$(31,549)	$(16,426)	$27,026	$(13,715)

	Six Months Ended September 30, 2025
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment income (loss), net	$—	$—	$(15,938)	$—	$—	$(15,938)
Gain (loss) on financial instruments, net	—	—	304	(138)	—	166
Interest and dividend income	—	—	—	20	—	20
Trust services and administration revenues	—	366	—	—	—	366

Intersegment revenues
Interest income	17,332	—	—	—	(17,332)	—
Trust services and administration revenues	—	6,898	—	—	(6,898)	—
Total revenues	17,332	7,264	(15,634)	(118)	(24,230)	(15,386)

External expenses
Employee compensation and benefits	632	1,146	—	3,982	—	5,760
Interest expense	6,515	—	—	1,798	—	8,313
Professional services	810	318	1,028	11,132	—	13,288
Accrual (release) of loss contingency related to arbitration award	—	—	—	62,831	—	62,831
Other expenses	448	380	865	3,241	—	4,934

Intersegment expenses
Interest expense	—	—	74,998	—	(74,998)	—
Provision for credit losses	15,765	—	—	—	(15,765)	—
Other expenses	—	—	6,083	—	(6,083)	—
Total expenses	24,170	1,844	82,974	82,984	(96,846)	95,126

Operating income (loss)	$(6,838)	$5,420	$(98,608)	$(83,102)	$72,616	$(110,512)

	Six Months Ended September 30, 2024
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment income (loss), net	$—	$—	$19,569	$—	$—	$19,569
Gain (loss) on financial instruments, net	—	—	(604)	(758)	—	(1,362)
Interest and dividend income	—	—	—	24	—	24
Trust services and administration revenues	—	376	—	—	—	376

Intersegment revenues
Interest income	22,827	—	—	—	(22,827)	—
Trust services and administration revenues	—	10,392	—	—	(10,392)	—
Total revenues	22,827	10,768	18,965	(734)	(33,219)	18,607

External expenses
Employee compensation and benefits	791	898	—	9,296	—	10,985
Interest expense	6,244	—	—	2,364	—	8,608
Professional services	869	426	1,167	10,339	—	12,801
Provision for credit losses	—	—	998	2	—	1,000
Loss on impairment of goodwill	—	3,427	—	265	—	3,692
Accrual (release) of loss contingency related to arbitration award	—	—	—	(54,973)	—	(54,973)
Other expenses	853	401	309	4,308	—	5,871

Intersegment expenses
Interest expense	—	—	70,848	—	(70,848)	—
Provision for credit losses	11,679	—	—	—	(11,679)	—
Other expenses	—	—	6,821	—	(6,821)	—
Total expenses	20,436	5,152	80,143	(28,399)	(89,348)	(12,016)

Operating income (loss)	$2,391	$5,616	$(61,178)	$27,665	$56,129	$30,623

	As of September 30, 2025
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
Loans to Customer ExAlt Trusts, net	$223,129	$—	$—	$—	$(223,129)	$—
Investments, at fair value	—	—	243,978	—	—	243,978
Other assets	1,317	21,328	18,637	50,522	(32,563)	59,241
Goodwill and intangible assets, net	—	7,469	—	5,545	—	13,014
Total Assets	$224,446	$28,797	$262,615	$56,067	$(255,692)	$316,233

	As of March 31, 2025
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
Loans to Customer ExAlt Trusts, net	$244,070	$—	$—	$—	$(244,070)	$—
Investments, at fair value	—	—	291,371	—	—	291,371
Other assets	859	19,339	16,328	45,209	(31,245)	50,490
Goodwill and intangible assets, net	—	7,469	—	5,545	—	13,014
Total Assets	$244,929	$26,808	$307,699	$50,754	$(275,315)	$354,875

18. Segment Reporting

The Company has three reportable segments consisting of Ben Liquidity, Ben Custody and Customer ExAlt Trusts. As additional products and services are offered in the future, we expect to have additional reportable segments, including Ben Insurance Services and Ben Markets.

As the central operating hub of the company, Ben Liquidity is responsible for offering Ben’s fiduciary alternative asset liquidity and financing products through AltAccess. Ben Custody delivers products that address the administrative and regulatory burden of holding alternative assets by offering full service bespoke custody and trust administration services, and specialized document custodian services to Customers. Certain of Ben’s operating subsidiary products and services involve or are offered to certain of the Customer ExAlt Trusts. Certain of the Customer Exalt Trusts hold interests in alternative assets and therefore recognize changes in such assets’ net asset value in earnings. Certain other Customer ExAlt Trusts pay interest on the ExAlt Loans to Ben Liquidity and transaction fees to Ben Liquidity and Ben Custody in connection with the liquidity transactions, and pay fees to Ben Custody for providing full-service trust administration services to the trustees of the Customer ExAlt Trusts. The amounts paid to Ben Liquidity and Ben Custody are eliminated solely for financial reporting purposes in our consolidated financial statements but directly impact the allocation of income (loss) to Ben’s and BCH’s equity holders.

The Corporate & Other category includes the following items, among others:

●	Equity-based compensation;

●	Gains (losses) on changes in the fair value of interests in the GWG Wind Down Trust (or common stock and L Bonds of GWG Holdings, as applicable) held by Ben;

●	Interest expense incurred on the corporate related debt transactions; and

●	Operations of Ben Insurance Services and Ben Markets that are not considered reportable segments as they do not meet the quantitative criteria to be separately reported.

The Corporate & Other category also consists of unallocated corporate overhead and administrative costs.

These segments are differentiated by the products and services they offer as well as by the information used by the Company’s chief operating decision maker (“CODM”) to determine allocation of resources and assess performance. Our chief executive officer is the CODM. Operating income (loss) is the measure of profitability used by management to assess the performance of its segments and allocate resources. Performance is measured by the Company’s CODM on an unconsolidated basis because management makes operating decisions and assesses the performance of each of the Company’s business segments based on financial and operating metrics and data that exclude the effects of consolidation of any of the Customer ExAlt Trusts.

The following tables include the results of each of the Company’s reportable segments reconciled to the consolidated financial statements (in thousands):

	Year Ended March 31, 2025
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment income (loss), net	$—	$—	$(6,500)	$—	$—	$(6,500)
Loss on financial instruments, net	—	—	(1,776)	(466)	—	(2,242)
Interest and dividend income	—	—	—	44	—	44
Trust services and administration revenues	—	753	—	—	—	753
Other income	—	—	2	—	—	2

Intersegment revenues
Interest income	42,583	—	—	—	(42,583)	—
Trust services and administration revenues	—	20,821	—	—	(20,821)	—
Total revenues	42,583	21,574	(8,274)	(422)	(63,404)	(7,943)

External expenses
Employee compensation and benefits	1,436	1,597	—	13,818	—	16,851
Interest expense	12,406	—	—	2,502	—	14,908
Professional services	1,086	651	2,137	19,361	—	23,235
Provision for credit losses	—	—	998	2	—	1,000
Loss on impairment of goodwill	—	3,427	—	265	—	3,692
Release of loss contingency related to arbitration award	—	—	—	(54,973)	—	(54,973)
Other expenses	1,571	804	794	8,360	—	11,529

Intersegment expenses
Interest expense	—	—	142,543	—	(142,543)	—
Provision for loan losses	38,886	1,807	—	—	(40,693)	—
Other expenses	—	—	13,681	—	(13,681)	—
Total expenses	55,385	8,286	160,153	(10,665)	(196,917)	16,242

Operating income (loss)	$(12,802)	$13,288	$(168,427)	$10,243	$133,513	$(24,185)

	As of March 31, 2025
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
Loans to Customer ExAlt Trusts, net	$244,070	$—	$—	$—	$(244,070)	$—
Investments, at fair value	—	—	291,371	—	—	291,371
Other assets	859	19,339	16,328	45,209	(31,245)	50,490
Goodwill and intangible assets, net	—	7,469	—	5,545	—	13,014
Total Assets	$244,929	$26,808	$307,699	$50,754	$(275,315)	$354,875

	Year Ended March 31, 2024
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment income (loss), net	$—	$—	$4,791	$—	$—	4,791
Loss on financial instruments, net	—	—	(102,584)	(1,937)	—	(104,521)
Interest and dividend income	—	—	10	447	—	457
Trust services and administration revenues	—	365	—	—	—	365
Other income	—	—	215	(3)	—	212

Intersegment revenues
Interest income	46,947	—	—	—	(46,947)	—
Trust services and administration revenues	—	24,169	—	—	(24,169)	—
Total revenues	46,947	24,534	(97,568)	(1,493)	(71,116)	(98,696)

External expenses
Employee compensation and benefits	5,903	2,297	—	56,929	—	65,129
Interest expense	8,724	—	4,091	4,744	—	17,559
Professional services	1,993	1,187	3,277	23,542	—	29,999
Provision for credit losses	—	—	254	5,762	—	6,016
Loss on impairment of goodwill	1,725,880	583,323	—	45,117	—	2,354,320
Loss on arbitration	—	—	—	54,973	—	54,973
Other expenses	2,057	997	1,191	17,609	—	21,854

Intersegment expenses
Interest expense	—	—	126,339	—	(126,339)	—
Provision for loan losses	113,354	25,541	—	—	(138,895)	—
Other expenses	—	—	15,345	—	(15,345)	—
Total expenses	1,857,911	613,345	150,497	208,676	(280,579)	2,549,850

Operating loss	$(1,810,964)	$(588,811)	$(248,065)	$(210,169)	$209,463	$(2,648,546)

	As of March 31, 2024
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
Loans to Customer ExAlt Trusts, net	$256,184	$—	$—	$—	$(256,184)	$—
Investments, at fair value	—	—	329,113	6	—	329,119
Other assets	5,814	20,398	19,467	12,510	(35,513)	22,676
Goodwill and intangible assets, net	—	10,896	—	5,810	—	16,706
Total Assets	$261,998	$31,294	$348,580	$18,326	$(291,697)	$368,501